SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES (Details) - Notable Labs Inc [Member] $ in Thousands	Dec. 31, 2022 USD ($)
LeasesLineItems [Line Items]
2023	$ 366
2024 and thereafter
Total future undiscounted lease payments	366
Less: imputed interest	(5)
Total lease liabilities	$ 361